Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Additional Paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2024		$ 25,326	$ 109,539,147	$ (28,664,962)	$ 80,899,511
Balance (in Shares) at Dec. 31, 2024	[1]	63,314
Net loss				(810,938)	(810,938)
Balance at Jun. 30, 2025		$ 25,326	109,539,147	(29,475,900)	80,088,573
Balance (in Shares) at Jun. 30, 2025	[1]	63,314
Balance at Dec. 31, 2025		$ 71,592	129,639,826	(30,027,232)	99,684,186
Balance (in Shares) at Dec. 31, 2025	[1]	178,980
Effect of rounding fractional shares into whole shares upon reverse stock split		$ 6
Effect of rounding fractional shares into whole shares upon reverse stock split (in Shares)	[1]	143
Registered direct offering		$ 3,604	1,953,980		$ 1,957,584
Registered direct offering (in Shares)	[1]				9,010
Cashless exercise of common stock warrants		$ 17,198			$ 404,551
Cashless exercise of common stock warrants (in Shares)	[1]	42,996
Share capital reduction	[2]	$ (83,155)	83,155
Net loss				(473,690)	(473,690)
Balance at Jun. 30, 2026		$ 9,245	$ 132,064,308	$ (30,500,922)	$ 101,572,631
Balance (in Shares) at Jun. 30, 2026	[1]	231,129

[1]	The number of shares presented for all periods has been retrospectively adjusted to reflect the 1-for-80 share consolidation effective May 18, 2026.
[2]	In April 2026, the Company effected a share capital reduction and reorganization pursuant to which the par value of each issued and outstanding Class A ordinary share was reduced from US$0.005 to US$0.0005, with the resulting reduction in share capital transferred to additional paid-in capital.